Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000007079 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	102.30%
C000007079 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007079 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007079 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007079 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007079 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000007079 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000007078 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000007078 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000007078 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000007078 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007078 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007078 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)